S000041918 [Member] Investment Objectives and Goals - AMG Veritas Global Real Return Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG Veritas Global Real Return Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	AMG Veritas Global Real Return Fund (the "Fund") seeks to deliver real returns over the medium and longer term.